S000094964 [Member] Investment Objectives and Goals - Goldman Sachs Enhanced U.S. Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Enhanced U.S. Equity ETF—Summary Ticker: GUSE Stock Exchange: The NASDAQ Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Enhanced U.S. Equity ETF (the “Fund”) seeks long-term growth of capital.